BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Carrying Value Of Biological Assets Table Text Block
Thousands of United States Dollars	2021
Opening balance at January 1	$-
Changes in fair value less cost to sell due to biological transformation	72
Transferred to harvested cannabis inventory upon harvest	(35)
Ending balance at December 31	$37